Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events	8. SUBSEQUENT EVENTS During the period from January 1, 2014 to March 20, 2014, contributions of $836,118 were made to the Trust and redemptions of $21,214,184 were made from the Trust.